Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                 Suite 301
                 Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:            Managing Director
Phone:         908-273-5085 x209

Signature                   City     State     and Date of Signing:
Susan E. Boyd          	    Summit,  NJ        2-1-2012
--------------------       ----------------    ---------------
Signature                   City     State     Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   252
Form 13F Information Table Value Total: $255,492 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 12/31/2011

							Market			SH/	Investment	Other	Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 	CL A		084670108	115		100	SH	Sole		None	100	0	0
3M Co.			COM		88579Y101	33		400	SH	Sole		None	400	0	0
A.O. Smith Corporation	COM		831865209	332		8275	SH	Sole		None	8275	0	0
Abbott Laboratories	COM		002824100	146		2600	SH	Sole		None	2600	0	0
Accenture Ltd.		SHS Cl A	G1151C101	27		500	SH	Sole		None	500	0	0
Acorn Energy Inc.	COM		004848107	4		700	SH	Sole		None	700	0	0
Actuant Corporation 	CL A New	00508X203	3113		137180	SH	Sole		None	137180	0	0
Advantage Oil & Gas 	COM		00765F101	10		2500	SH	Sole		None	2500	0	0
Agilent Technologies 	COM		00846U101	41		1186	SH	Sole		None	1186	0	0
Air Products&Chemicals	COM		009158106	3325		39030	SH	Sole		None	39030	0	0
Airgas, Inc.		COM		009363102	2832		36265	SH	Sole		None	36265	0	0
Alexander & Baldwin	COM		014482103	3178		77865	SH	Sole		None	77865	0	0
Alleghany Corp.		COM		017175100	1206		4229	SH	Sole		None	4229	0	0
Altria Group Inc	COM		02209S103	47		1600	SH	Sole		None	1600	0	0
Ameresco Inc.		CL A		02361E108	39		2850	SH	Sole		None	2850	0	0
American States Water 	COM		029899101	42		1200	SH	Sole		None	1200	0	0
American Tower Corp	CL A		029912201	2		26	SH	Sole		None	26	0	0
Anadarko Petroleum Corp	COM		032511107	64		845	SH	Sole		None	845	0	0
Annaly Capital Mgmt	COM		035710409	16		1000	SH	Sole		None	1000	0	0
Apache Corp		COM		037411105	848		9357	SH	Sole		None	9357	0	0
Apple, Inc.		COM		037833100	5797		14314	SH	Sole		None	14314	0	0
Ares Capital Corp	COM		04010L103	3018		195359	SH	Sole		None	195359	0	0
Arthur J. Gallagher&Co	COM		363576109	3933		117607	SH	Sole		None	117607	0	0
Atlas Pipeline Partners	UnitLP Intl	049392103	673		18125	SH	Sole		None	18125	0	0
BHP Billiton Ltd	Spons  ADR	088606108	332		4700	SH	Sole		None	4700	0	0
BRF-Brasil Foods SA	Spons  ADR	10552T107	657		33595	SH	Sole		None	33595	0	0
Ball Corp		COM		058498106	4331		121296	SH	Sole		None	121296	0	0
Barrick Gold Corp	COM		067901108	400		8830	SH	Sole		None	8830	0	0
Baytex Energy Corp	Trust Unit	073176109	4093		73232	SH	Sole		None	73232	0	0
Berkshire Hathaway 	CL B New	084670702	65		850	SH	Sole		None	850	0	0
BlackRock Kelso Capital COM 		092533108	124		15200	SH	Sole		None	15200	0	0
BorgWarner Inc. 	COM 		099724106	471		7385	SH	Sole		None	7385	0	0
Brookfield Asset Mgmt	CLALimVShs	112585104	3093		112560	SH	Sole		None	112560	0	0
Brookfield Infras Ptrs	LP Int Ut	G16252101	760		27420	SH	Sole		None	27420	0	0
Brookfield Properties 	COM		112900105	2648		169325	SH	Sole		None	169325	0	0
Brookfield Residential	COM		11283W104	1754		224599	SH	Sole		None	224599	0	0
C. R. Bard, Inc.	COM		67383109	13		150	SH	Sole		None	150	0	0
CVS Corp		COM		26650100	1126		27600	SH	Sole		None	27600	0	0
California Water Svc	COM		130788102	34		1840	SH	Sole		None	1840	0	0
Canadian Natural Res	COM		136385101	372		9960	SH	Sole		None	9960	0	0
Carbo Ceramics Inc.	COM		140781105	405		3280	SH	Sole		None	3280	0	0
Caterpillar Inc		COM		149123101	1599		17646	SH	Sole		None	17646	0	0
Celgene Corporation	COM		151020104	108		1593	SH	Sole		None	1593	0	0
Cenovus Energy Inc.	COM		15135U109	27		800	SH	Sole		None	800	0	0
Chevron Corporation	COM		166764100	2169		20385	SH	Sole		None	20385	0	0
Chimera Investment Corp	COM		16934Q109	689		274327	SH	Sole		None	274327	0	0
China Biologic Products COM		16938C106	21		2000	SH	Sole		None	2000	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	1144		23600	SH	Sole		None	23600	0	0
Chubb Corp		COM		171232101	76		1100	SH	Sole		None	1100	0	0
Citigroup Inc		COM		172967101	1263		48017	SH	Sole		None	48017	0	0
Clean Energy Fuels Corp	COM		184499101	22		1750	SH	Sole		None	1750	0	0
Coach, Inc.		COM		189754104	1848		30276	SH	Sole		None	30276	0	0
Coca-Cola Co		COM		191216100	28		400	SH	Sole		None	400	0	0
Cognizant Technology 	CL A		192446102	178		2765	SH	Sole		None	2765	0	0
Colgate-Palmolive Co	COM		194162103	57		621	SH	Sole		None	621	0	0
CompParanaensedeEnergia	SpADRpf		20441B407	8		370	SH	Sole		None	370	0	0
Comp Cervecerias Unidas	Sp ADR		204429104	104		1655	SH	Sole		None	1655	0	0
Compass Minerals Intl	COM		20451N101	2965		43060	SH	Sole		None	43060	0	0
Core Laboratories 	COM		N22717107	32		280	SH	Sole		None	280	0	0
Costco Wholesale Corp	COM		22160K105	546		6552	SH	Sole		None	6552	0	0
Covidien PLC		SHS		G2554F105	23		500	SH	Sole		None	500	0	0
Credicorp Limited	COM		G2519Y108	352		3215	SH	Sole		None	3215	0	0
Crexus Investment Corp.	COM		226553105	1970		189761	SH	Sole		None	189761	0	0
Cummins, Inc. 		COM		231021106	753		8550	SH	Sole		None	8550	0	0
Deere & Company		COM		244199105	1862		24075	SH	Sole		None	24075	0	0
Devon Energy Corp	COM		25179M103	85		1364	SH	Sole		None	1364	0	0
Discovery Comms		COM Ser A	25470F104	41		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc	COM		25746U109	32		600	SH	Sole		None	600	0	0
Duke Energy Corp	COM		26441C105	18		800	SH	Sole		None	800	0	0
EMC Corporation		COM		268648102	3018		140133	SH	Sole		None	140133	0	0
EQT Corporation		COM		26884L109	56		1025	SH	Sole		None	1025	0	0
El Paso Corp		COM		28336L109	3120		117440	SH	Sole		None	117440	0	0
El Paso Pipeline Ptnrs	ComUtLP1	283702108	701		20248	SH	Sole		None	20248	0	0
Elster Group SE 	SpADR		290348101	16		1250	SH	Sole		None	1250	0	0
Embotelladora Andina 	ADR B		29081P303	2674		102715	SH	Sole		None	102715	0	0
Energy Transfer Equity	COMULTDP	29273V100	2076		51165	SH	Sole		None	51165	0	0
Energy Transfer Ptrs	UtLTDPtn	29273R109	1265		27585	SH	Sole		None	27585	0	0
Enterprise Products Ptr	COM		293792107	2010		43338	SH	Sole		None	43338	0	0
Equity Residential 	SH Ben Int	29476L107	46		800	SH	Sole		None	800	0	0
Exxon Mobil Corp	COM		30231G102	3596		42420	SH	Sole		None	42420	0	0
Flamel Technologies 	SpADR		338488109	9		1800	SH	Sole		None	1800	0	0
Fluor Corporation	COM		343412102	455		9045	SH	Sole		None	9045	0	0
FomentoEconMexicano 	Sp ADR Ut	344419106	4057		58202	SH	Sole		None	58202	0	0
Freeport-McMoRan 	COM		35671D857	4000		108719	SH	Sole		None	108719	0	0
Fuel Tech, Inc.		COM		359523107	9		1300	SH	Sole		None	1300	0	0
General Cable Corp	COM		369300108	37		1475	SH	Sole		None	1475	0	0
General Electric 	COM		369604103	1062		59295	SH	Sole		None	59295	0	0
Genuine Parts Co	COM		372460105	3517		57470	SH	Sole		None	57470	0	0
Goldman Sachs Gr Inc	COM		38141G104	72		800	SH	Sole		None	800	0	0
Google Inc. 		CL A		38259P508	3620		5605	SH	Sole		None	5605	0	0
Greenlight Capital Re 	CL A		G4095J109	921		38900	SH	Sole		None	38900	0	0
H. J. Heinz Company	COM		423074103	154		2850	SH	Sole		None	2850	0	0
HDFC Bank Ltd		ADRReps3Sh	40415F101	330		12565	SH	Sole		None	12565	0	0
HSBC Holdings Plc 	SpADRnew	404280406	1436		37699	SH	Sole		None	37699	0	0
Halliburton Co		COM		406216101	38		1100	SH	Sole		None	1100	0	0
Henry Schein Inc	COM		806407102	1932		29990	SH	Sole		None	29990	0	0
Home Depot Inc		COM		437076102	2182		51905	SH	Sole		None	51905	0	0
Home Inns & Hotels Mgmt	SpADR		43713W107	898		34800	SH	Sole		None	34800	0	0
Howard Hughes Corp	COM		44267D107	2755		62375	SH	Sole		None	62375	0	0
Hubbell Inc.		CL B		443510201	3695		55270	SH	Sole		None	55270	0	0
ITT Exelis 		COM		30162A108	1548		171017	SH	Sole		None	171017	0	0
ITT Corp		COM		450911102	303		15660	SH	Sole		None	15660	0	0
Illinois Tool Works 	COM		452308109	24		511	SH	Sole		None	511	0	0
Inergy LP		Unit LTD Ptn	456615103	26		1050	SH	Sole		None	1050	0	0
Int'l Bus Machines	COM		459200101	2705		14710	SH	Sole		None	14710	0	0
Intel Corp Com		COM		458140100	61		2500	SH	Sole		None	2500	0	0
Interface Inc.		CL A		458665106	14		1200	SH	Sole		None	1200	0	0
Intuit Inc.		COM		461202103	53		1000	SH	Sole		None	1000	0	0
Intuitive Surgical	COM new		46120E602	23		50	SH	Sole		None	50	0	0
Johnson & Johnson	COM		478160104	1101		16793	SH	Sole		None	16793	0	0
Johnson Controls Inc	COM		478366107	813		25995	SH	Sole		None	25995	0	0
Joy Global Inc.		COM		481165108	208		2770	SH	Sole		None	2770	0	0
Kimberly-Clark Corp	COM		494368103	15		200	SH	Sole		None	200	0	0
Kinder Morgan Energy 	Ut LTD Ptn	494550106	735		8648	SH	Sole		None	8648	0	0
Kinder Morgan Inc.	COM		49456B101	175		5455	SH	Sole		None	5455	0	0
Kindred Healthcare Inc	COM		494580103	6		471	SH	Sole		None	471	0	0
Laboratory Corp Amer	COM		50540R409	87		1010	SH	Sole		None	1010	0	0
Life Technologies Corp.	COM		53217V109	3145		80827	SH	Sole		None	80827	0	0
Linn Energy LLC	Unit 	LTD Liab	536020100	419		11050	SH	Sole		None	11050	0	0
Littlefuse, Inc.	COM		537008104	2272		52858	SH	Sole		None	52858	0	0
MacquarieInfrastructure	Memb Int	55608B105	21		750	SH	Sole		None	750	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	2714		39402	SH	Sole		None	39402	0	0
Maxwell Technologies	COM		577767106	6		400	SH	Sole		None	400	0	0
McDonald's Corp		COM		580135101	3214		32030	SH	Sole		None	32030	0	0
Medco Health Solutions 	COM		58405U102	2183		39047	SH	Sole		None	39047	0	0
Medtronic, Inc. 	COM		585055106	10		250	SH	Sole		None	250	0	0
Merck & Co		COM		58933Y105	38		1000	SH	Sole		None	1000	0	0
MetLife Inc		COM		59156R108	12		400	SH	Sole		None	400	0	0
Mettler-Toledo Intl Inc	COM		592688105	1154		7814	SH	Sole		None	7814	0	0
Microsoft Corp		COM		594918104	2538		97750	SH	Sole		None	97750	0	0
NextEra Energy, Inc.	COM		65339F101	18		300	SH	Sole		None	300	0	0
Norfolk Southern Corp	COM		655844108	55		760	SH	Sole		None	760	0	0
Oculus Innovative Sci	COM		67575P108	1		800	SH	Sole		None	800	0	0
Openwave Systems, Inc.	COM new		683718308	0		200	SH	Sole		None	200	0	0
Oracle Corporation	COM		68389X105	1007		39271	SH	Sole		None	39271	0	0
PT Telekomunikasi Indon	SP ADR		715684106	890		28950	SH	Sole		None	28950	0	0
Paccar Inc		COM		693718108	29		784	SH	Sole		None	784	0	0
Pall Corp		COM		696429307	3818		66810	SH	Sole		None	66810	0	0
Patterson Cos. Inc.	COM		703395103	2898		98155	SH	Sole		None	98155	0	0
Peabody Energy Corp	COM		704549104	30		899	SH	Sole		None	899	0	0
Penn West Petroleum 	COM		707887105	523		26425	SH	Sole		None	26425	0	0
Pentair Inc		COM		709631105	2806		84275	SH	Sole		None	84275	0	0
Pepsico Inc		COM		713448108	838		12623	SH	Sole		None	12623	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	11		431	SH	Sole		None	431	0	0
Pfizer Inc		COM		717081103	494		22812	SH	Sole		None	22812	0	0
Plains All Amer Pipel	UtLTD Ptn	726503105	2118		28835	SH	Sole		None	28835	0	0
Plains Explor&Prod Co 	COM		726505100	24		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 	COM		729251108	3003		82135	SH	Sole		None	82135	0	0
Praxair Inc		COM		74005P104	2030		18988	SH	Sole		None	18988	0	0
Procter & Gamble Co	COM		742718109	799		11980	SH	Sole		None	11980	0	0
Prudential Financial	COM		744320102	273		5455	SH	Sole		None	5455	0	0
Qualcomm		COM		747525103	1796		32836	SH	Sole		None	32836	0	0
Quest Diagnostics, Inc.	COM		74834L100	35		600	SH	Sole		None	600	0	0
RPM International, Inc.	COM		749685103	3564		145170	SH	Sole		None	145170	0	0
Regions Financial Corp	COM		7591EP100	1488		345950	SH	Sole		None	345950	0	0
Roper Industries, Inc.	COM		776696106	90		1035	SH	Sole		None	1035	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	529		7236	SH	Sole		None	7236	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	20		258	SH	Sole		None	258	0	0
SPX Corporation		COM		784635104	2849		47270	SH	Sole		None	47270	0	0
Schlumberger N.V.	COM		806857108	1356		19855	SH	Sole		None	19855	0	0
Seadrill Ltd.		SHS		G7945E105	2829		85257	SH	Sole		None	85257	0	0
Senior Hsg Pptys Tr	SH Ben Int	81721M109	3319		147890	SH	Sole		None	147890	0	0
Simpson Manufacturing 	COM		829073105	2554		75875	SH	Sole		None	75875	0	0
Solar Capital Ltd	COM		83413U100	2647		119848	SH	Sole		None	119848	0	0
Southern Co		COM		842587107	14		300	SH	Sole		None	300	0	0
Starwood Property Trust	COM		85571B105	3171		171325	SH	Sole		None	171325	0	0
Stryker Corp.		COM		863667101	12		250	SH	Sole		None	250	0	0
Supervalu Inc.		COM		868536103	44		5404	SH	Sole		None	5404	0	0
Teck Cominco Ltd.	CL B		878742204	28		800	SH	Sole		None	800	0	0
Teekay Offshore Ptners	Ptnr Int	Y8565J101	1218		45789	SH	Sole		None	45789	0	0
Tennant Company		COM		880345103	15		375	SH	Sole		None	375	0	0
First of Long Island 	COM		320734106	13		500	SH	Sole		None	500	0	0
The J. M. Smucker Co	COM		832696405	59		755	SH	Sole		None	755	0	0
The New York Times Co	CL A		650111107	776		100400	SH	Sole		None	100400	0	0
Sherwin-Williams Co	COM		824348106	3482		39005	SH	Sole		None	39005	0	0
The Walt Disney Co	COM		254687106	22		590	SH	Sole		None	590	0	0
Thermo Fisher Scientif	COM		883556102	2975		66156	SH	Sole		None	66156	0	0
Transocean Ltd		Reg SHS		H8817H100	18		465	SH	Sole		None	465	0	0
U.S. Bancorp		COM		902973304	30		1100	SH	Sole		None	1100	0	0
Unilever NV		NY SHS New	904784709	236		6876	SH	Sole		None	6876	0	0
Union Pacific Corp	COM		907818108	54		508	SH	Sole		None	508	0	0
United Technologies 	COM		913017109	98		1338	SH	Sole		None	1338	0	0
UnitedHealth Group	COM		91324P102	25		500	SH	Sole		None	500	0	0
Urban Outfitters, Inc.	COM		917047102	1607		58310	SH	Sole		None	58310	0	0
Vmware, Inc.		CLA A COM	928563402	22		260	SH	Sole		None	260	0	0
WPP PLC 		ADR		92933H101	770		14750	SH	Sole		None	14750	0	0
WPX Energy, Inc.	COM		98212B103	975		53665	SH	Sole		None	53665	0	0
Wal-Mart Stores Inc	COM		931142103	2086		34914	SH	Sole		None	34914	0	0
Western Gas Partners 	ComUnLPIn	958254104	1379		33411	SH	Sole		None	33411	0	0
Western Union Co.	COM		959802109	2751		150645	SH	Sole		None	150645	0	0
Williams Companies, Inc	COM		969457100	4345		161155	SH	Sole		None	161155	0	0
Windstream Corp		COM		97381W104	4		319	SH	Sole		None	319	0	0
Xylem Inc.		COM		98419M100	1905		74147	SH	Sole		None	74147	0	0
Yamana Gold Inc.	COM		98462Y100	899		61170	SH	Sole		None	61170	0	0
Yum! Brands Inc.	COM		988498101	79		1345	SH	Sole		None	1345	0	0
Asia Pacific Fund	COM		044901106	19		2050	SH	Sole		None	2050	0	0
Asia Tigers Fd Inc	COM		04516T105	2		197	SH	Sole		None	197	0	0
Calamos Strat Tot RetFd	CMSH Bn Int	128125101	657		78650	SH	Sole		None	78650	0	0
Clough Glob Alloc Fd	COM Shs Ben	18913Y103	9		700	SH	Sole		None	700	0	0
Clough Glob Opp Fund	Sh Ben Int	18914E106	393		37200	SH	Sole		None	37200	0	0
StaplesSelectSectSPDR	SBI ConsStpl	81369Y308	211		6500	SH	Sole		None	6500	0	0
H&Q Healthcare Fd	SH Ben Int	404052102	92		6550	SH	Sole		None	6550	0	0
H&Q Life Sciences Invs	SH Ben Int	404053100	7		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet	COM		48660P104	2637		104195	SH	Sole		None	104195	0	0
Korea Equity Fd Inc	COM		50063B104	159		17456	SH	Sole		None	17456	0	0
Market Vectors ETF 	GoldMin ETF	57060U100	3189		62004	SH	Sole		None	62004	0	0
NuveenMultStratIncGrFd2	COM Shs		67073D102	999		124100	SH	Sole		None	124100	0	0
NuveenMultStratIncGro	COM		67073B106	286		35700	SH	Sole		None	35700	0	0
PowerShares Glb ETF 	AGG PfdPtf	73936T565	140		10250	SH	Sole		None	10250	0	0
SPDR Gold Trust	Gold 	SHS		78463V107	234		1540	SH	Sole		None	1540	0	0
SPDR S&P500 ETF TR	TR Unit		78462F103	25		200	SH	Sole		None	200	0	0
Singapore Fund Inc	COM		82929L109	41		3800	SH	Sole		None	3800	0	0
Taiwan Fd Inc 		COM		874036106	482		33257	SH	Sole		None	33257	0	0
Thai Fund, Inc.		COM		882904105	36		2950	SH	Sole		None	2950	0	0
The Global X Funds	ChinaCons	37950E408	40		2900	SH	Sole		None	2900	0	0
Tortoise NoAmer Energy	COM		89147T103	73		3000	SH	Sole		None	3000	0	0
Vanguard World Funds	Cons Stp ETF	92204A207	485		5950	SH	Sole		None	5950	0	0
WisdomTree Trust	Emer Mkt ETF	97717W315	479		9340	SH	Sole		None	9340	0	0
IShares TR		DJ Sel Div Inx	464287168	387		7200	SH	Sole		None	7200	0	0
IShares TR		DJHealthCare	464288828	94		1590	SH	Sole		None	1590	0	0
IShares TR		DJ O&G Exp	464288851	39		630	SH	Sole		None	630	0	0
IShares Inc.		MSCI S Korea 	464286772	392		7500	SH	Sole		None	7500	0	0
IShares TR		MSCI Taiwan 	464286731	713		60886	SH	Sole		None	60886	0	0
Aberdeen AsiaPac IncFd	COM		003009107	2152		293528	SH	Sole		None	293528	0	0
AdventClaymore CvSecInc	COM		00764C109	722		48985	SH	Sole		None	48985	0	0
AllianceBernsteinFund	COM		01881E101	2440		302350	SH	Sole		None	302350	0	0
BlackRock Debt Strat Fd	COM		09255R103	5		1198	SH	Sole		None	1198	0	0
Blackrock CredAllInc Tr	COM		092508100	84		6950	SH	Sole		None	6950	0	0
Blackrock Income Tr Inc	COM		09247F100	24		3300	SH	Sole		None	3300	0	0
Calamos GlbDynInc Fund	COM		12811L107	362		49615	SH	Sole		None	49615	0	0
CurrencyShares Austr Dl	AUST DOLL	23129U101	9		85	SH	Sole		None	85	0	0
Eaton Vance Fltg-Rate 	COM		278279104	120		8450	SH	Sole		None	8450	0	0
Eaton Vance Sr Flt-Rt 	COM		27828Q105	1052		73150	SH	Sole		None	73150	0	0
Eaton Vance Sr Inc Tr	SH Ben Int	27826S103	283		43400	SH	Sole		None	43400	0	0
Flaherty & Crumr/Clymr	COM		338478100	26		1500	SH	Sole		None	1500	0	0
MFS Charter Income Tr	SH Ben Int	552727109	232		25350	SH	Sole		None	25350	0	0
MFS Intermediate Inc 	SH Ben Int	55273C107	1169		185600	SH	Sole		None	185600	0	0
MorganStanley EmMktsDbt	COM		617477104	588		41575	SH	Sole		None	41575	0	0
Nuveen Fltg Rt Inc Fund	COM		67072T108	1027		94610	SH	Sole		None	94610	0	0
Nuveen FltgRtIncOpptyFd	COM Shs		6706EN100	83		7500	SH	Sole		None	7500	0	0
Nuveen MultCurrSTGovInc	COM		67090N109	414		34200	SH	Sole		None	34200	0	0
Pimco ETF TR		InvGrCorpBd	72201R817	55		544	SH	Sole		None	544	0	0
PowerShares Glob ETF TR	SovDebt		73936T573	421		15400	SH	Sole		None	15400	0	0
SPDR Series Trust	DB IntGvt ETF	78464A490	9		150	SH	Sole		None	150	0	0
Vanguard BdIndexFd	ST Bond		921937827	497		6150	SH	Sole		None	6150	0	0
Vanguard Scottsdale Fds	ST Corp		92206C409	1343		17250	SH	Sole		None	17250	0	0
WisdomTree Trust	Em Lcl DbtFd	97717X842	9		175	SH	Sole		None	175	0	0
WisdomTree Trust	As Lcl Dbt Fd	97717X867	313		6425	SH	Sole		None	6425	0	0
iShares TR		Barc 1-3yr Cr	464288646	1742		16715	SH	Sole		None	16715	0	0
iShares TR		Barc 20+ yr	464287432	10792		89005	SH	Sole		None	89005	0	0
IShares TR		Intl Infl Lkd	46429B770	7		150	SH	Sole		None	150	0	0
iShares TR		JP Morg USD	464288281	428		3900	SH	Sole		None	3900	0	0